Related Party Transactions - Founder Shares (Details)		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jan. 14, 2021 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jan. 11, 2021 $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price			$ 276,383,334	$ 25,000
Offering costs				$ 115,392	$ 5,832,150
Proceeds received from initial public offering, gross					287,500,000
Proceeds received from private placement					$ 7,775,000
Initial Public Offering
Related Party Transaction [Line Items]
Offering costs	$ 6,200,000
Proceeds received from initial public offering, gross	$ 287,500,000
Private Placement Units
Related Party Transaction [Line Items]
Number of shares issued | shares				777,500	777,500
Par value | $ / shares				$ 10.00	$ 10.00
Exercise price of warrants | $ / shares				$ 11.50	$ 11.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Offering costs					$ 12,000
Proceeds received from private placement				$ 7,800,000	$ 7,800,000
Class A Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares			28,750,000
Aggregate purchase price			$ 2,875
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to forfeiture | shares					26,963,158
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Class F Common Stock
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to forfeiture | shares		937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Founder shares
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion				1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares		7,187,500
Aggregate purchase price		$ 25,000
Common shares, par value, (per share) | $ / shares		$ 0.0001
Shares subject to forfeiture | shares	937,500	937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%